LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Dec. 31, 2011
Loans	$ 349,087	$ 367,892	[1]	$ 386,522	$ 417,624
Commercial and Industrial [Member]
Loans	29,233	29,297		33,175	33,146
Commercial and Industrial [Member] | Superior [Member]
Loans	738	296			722
Commercial and Industrial [Member] | Very Good [Member]
Loans	0	7			154
Commercial and Industrial [Member] | Good [Member]
Loans	5,731	7,406			5,184
Commercial and Industrial [Member] | Acceptable [Member]
Loans	10,405	7,482			8,224
Commercial and Industrial [Member] | Acceptable With Care [Member]
Loans	6,464	12,803			15,048
Commercial and Industrial [Member] | Special Mention [Member]
Loans	5,173	691			3,062
Commercial and Industrial [Member] | Substandard [Member]
Loans	722	612			752
Commercial and Industrial [Member] | Doubtful [Member]
Loans	0	0			0
Commercial and Industrial [Member] | Loss [Member]
Loans	0	0			0
Construction Loans [Member]
Loans	51,950	48,220			70,846
Construction Loans [Member] | Superior [Member]
Loans	42	49			59
Construction Loans [Member] | Very Good [Member]
Loans	0	2			6
Construction Loans [Member] | Good [Member]
Loans	1,009	715			2,369
Construction Loans [Member] | Acceptable [Member]
Loans	2,973	3,818			6,685
Construction Loans [Member] | Acceptable With Care [Member]
Loans	45,105	37,625			54,087
Construction Loans [Member] | Special Mention [Member]
Loans	1,285	3,233			2,671
Construction Loans [Member] | Substandard [Member]
Loans	1,536	2,778			4,969
Construction Loans [Member] | Doubtful [Member]
Loans	0	0			0
Construction Loans [Member] | Loss [Member]
Loans	0	0			0
Commercial Real Estate [Member]
Loans	174,746	186,949		189,598	192,047
Commercial Real Estate [Member] | Superior [Member]
Loans	0	0			0
Commercial Real Estate [Member] | Very Good [Member]
Loans	0	300			429
Commercial Real Estate [Member] | Good [Member]
Loans	18,367	19,623			16,510
Commercial Real Estate [Member] | Acceptable [Member]
Loans	67,224	66,716			67,922
Commercial Real Estate [Member] | Acceptable With Care [Member]
Loans	62,107	70,895			60,604
Commercial Real Estate [Member] | Special Mention [Member]
Loans	19,522	18,278			27,177
Commercial Real Estate [Member] | Substandard [Member]
Loans	7,526	11,137			19,405
Commercial Real Estate [Member] | Doubtful [Member]
Loans	0	0			0
Commercial Real Estate [Member] | Loss [Member]
Loans	0	0			0
Multi Family Residential Real Estate [Member]
Loans	19,145	19,524		21,296	23,377
Multi Family Residential Real Estate [Member] | Superior [Member]
Loans	0	0			0
Multi Family Residential Real Estate [Member] | Very Good [Member]
Loans	0	0			0
Multi Family Residential Real Estate [Member] | Good [Member]
Loans	6,296	0			1,064
Multi Family Residential Real Estate [Member] | Acceptable [Member]
Loans	5,178	7,320			12,828
Multi Family Residential Real Estate [Member] | Acceptable With Care [Member]
Loans	5,275	9,704			7,820
Multi Family Residential Real Estate [Member] | Special Mention [Member]
Loans	1,392	1,018			125
Multi Family Residential Real Estate [Member] | Substandard [Member]
Loans	1,004	1,482			1,540
Multi Family Residential Real Estate [Member] | Doubtful [Member]
Loans	0	0			0
Multi Family Residential Real Estate [Member] | Loss [Member]
Loans	0	0			0
Loans to Individuals and Overdrafts [Member]
Loans	8,194	8,734		8,946	7,671
Loans to Individuals and Overdrafts [Member] | Pass [Member]
Loans	6,678	8,634			7,447
Loans to Individuals and Overdrafts [Member] | Non Pass [Member]
Loans	1,519	100			224
Family Residential Real Estate 1 to 4 [Member]
Loans	34,157	41,017		47,076	52,182
Family Residential Real Estate 1 to 4 [Member] | Pass [Member]
Loans	28,601	33,944			43,647
Family Residential Real Estate 1 to 4 [Member] | Special Mention [Member]
Loans	1,697	2,839			2,925
Family Residential Real Estate 1 to 4 [Member] | Substandard [Member]
Loans	3,859	4,234			5,610
Home Equity Line Of Credit [Member]
Loans	32,206	34,603		34,988	38,702
Home Equity Line Of Credit [Member] | Pass [Member]
Loans	30,014	32,347			35,127
Home Equity Line Of Credit [Member] | Special Mention [Member]
Loans	1,226	1,103			1,391
Home Equity Line Of Credit [Member] | Substandard [Member]
Loans	$ 966	$ 1,153			$ 2,184

[1]	Derived from audited consolidated financial statements.